Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Beginning balance	R$ 26,087	R$ 21,328
Ending balance	73,885	26,087
Cost
Property and equipment
Beginning balance	40,445	28,351
Additions	60,078	10,822
Disposals	(1,136)	(2,374)
Business combination	538	3,646
Ending balance	99,925	40,445
Depreciation
Property and equipment
Beginning balance	(14,358)	(7,023)
Depreciation charge for the period	(11,926)	(7,452)
Depreciation of disposals	244	117
Ending balance	(26,040)	(14,358)
Machinery and equipment
Property and equipment
Beginning balance	1,738	1,036
Ending balance	1,775	1,738
Machinery and equipment | Cost
Property and equipment
Beginning balance	1,991	1,257
Additions	453	146
Disposals	(67)	(37)
Business combination	10	625
Ending balance	2,387	1,991
Machinery and equipment | Depreciation
Property and equipment
Beginning balance	(253)	(221)
Depreciation charge for the period	(391)	(136)
Depreciation of disposals	32	104
Ending balance	(612)	(253)
Vehicles
Property and equipment
Beginning balance	181	21
Ending balance	109	181
Vehicles | Cost
Property and equipment
Beginning balance	307	121
Business combination		186
Ending balance	307	307
Vehicles | Depreciation
Property and equipment
Beginning balance	(126)	(100)
Depreciation charge for the period	(72)	(26)
Ending balance	(198)	(126)
Furniture and fixtures
Property and equipment
Beginning balance	3,223	1,974
Ending balance	3,373	3,223
Furniture and fixtures | Cost
Property and equipment
Beginning balance	3,929	2,353
Additions	759	1,365
Disposals	(222)	(114)
Business combination	65	325
Ending balance	4,531	3,929
Furniture and fixtures | Depreciation
Property and equipment
Beginning balance	(706)	(379)
Depreciation charge for the period	(478)	(327)
Depreciation of disposals	26
Ending balance	(1,158)	(706)
IT equipment
Property and equipment
Beginning balance	9,234	5,877
Ending balance	61,161	9,234
IT equipment | Cost
Property and equipment
Beginning balance	12,895	7,272
Additions	56,290	4,612
Disposals	(432)	(1,289)
Business combination	413	2,300
Ending balance	69,166	12,895
IT equipment | Depreciation
Property and equipment
Beginning balance	(3,661)	(1,395)
Depreciation charge for the period	(4,529)	(2,279)
Depreciation of disposals	185	13
Ending balance	(8,005)	(3,661)
Facilities
Property and equipment
Beginning balance	88	54
Ending balance	185	88
Facilities | Cost
Property and equipment
Beginning balance	123	80
Additions	112	38
Business combination		5
Ending balance	235	123
Facilities | Depreciation
Property and equipment
Beginning balance	(35)	(26)
Depreciation charge for the period	(16)	(9)
Depreciation of disposals	1
Ending balance	(50)	(35)
Leasehold improvements
Property and equipment
Beginning balance	9,862	7,809
Ending balance	6,874	9,862
Leasehold improvements | Cost
Property and equipment
Beginning balance	14,478	10,034
Additions	1,381	4,239
Business combination	50	205
Ending balance	15,909	14,478
Leasehold improvements | Depreciation
Property and equipment
Beginning balance	(4,616)	(2,225)
Depreciation charge for the period	(4,419)	(2,391)
Ending balance	(9,035)	(4,616)
Others
Property and equipment
Beginning balance	1,761	4,557
Ending balance	408	1,761
Others | Cost
Property and equipment
Beginning balance	6,722	7,234
Additions	1,083	422
Disposals	(415)	(934)
Ending balance	7,390	6,722
Others | Depreciation
Property and equipment
Beginning balance	(4,961)	(2,677)
Depreciation charge for the period	(2,021)	(2,284)
Ending balance	R$ (6,982)	R$ (4,961)